Employees (Tables)	12 Months Ended
Mar. 31, 2026
Employees
Schedule of number of employees by activity and segment

	2026 Employees	2025 Employees	2024 Employees

By activity

Operations	15,371	15,440	15,707

Selling and distribution	20,695	21,830	22,928

Customer care and administration	56,922	55,564	57,647

	92,988	92,834	96,282

By segment

Germany	13,568	14,341	15,115

UK	12,416	9,332	9,640

Other Europe	11,635	11,744	11,441

Africa	14,676	14,036	13,578

Türkiye	3,143	3,164	3,126

Common Functions	37,550	36,163	34,273
- Of which: Shared operations	36,790	35,338	33,359
- Of which: Corporate services	760	825	914

	92,988	88,780	87,173

Discontinued operations	–	4,054	9,109

Total	92,988	92,834	96,282

Schedule of cost incurred in respect of employees (including Directors)
The cost incurred in respect of these employees (including Directors) was:

	2026 €m	2025 € m	2024 € m

Wages and salaries	4,521	4,369	4,674

Social security costs	602	512	497

Other pension costs (note 25 ‘Post employment benefits’)	248	245	217

Share-based payments (note 26 ‘Shared-based payments’)	103	110	110

	5,474	5,236	5,498

Discontinued operations	–	286	748

Total	5,474	5,522	6,246